UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Officer
Phone:    937-643-1000

Signature, Place, and Date of Signing:

       /s/ John Riazzi                 Oakwood, OH             October 4, 2011
       ---------------                 -----------             ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          107
                                         -----------

Form 13F Information Table Value Total:  $   156,116
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- ------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER                CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LABS                         Common Stocks 002824100         370       7,237          Sole                  7,237      0    0
ADOBE SYSTEMS                       Common Stocks 00724F101         436      18,039          Sole                 18,039      0    0
AGNICO-EAGLE MINES                  Common Stocks 008474108         622      10,446          Sole                 10,446      0    0
ALLIANCE BERNSTEIN                  Common Stocks 01881G106         375      27,482          Sole                 27,482      0    0
ALTRIA GROUP                        Common Stocks 02209S103         613      22,868          Sole                 22,868      0    0
ANNALY CAPITAL MANAGEMENT INC       Common Stocks 035710409         623      37,450          Sole                 37,450      0    0
ARCHER-DAN-MID                      Common Stocks 039483102         583      23,512          Sole                 23,512      0    0
BANK OF AMERICA                     Common Stocks 060505104       1,085     177,222          Sole                177,222      0    0
BLACKROCK INC                       Common Stocks 09247X101         219       1,478          Sole                  1,478      0    0
BP PLC SPONS ADR                    Common Stocks 055622104       1,062      29,431          Sole                 29,431      0    0
BRISTOL MYERS SQUIBB                Common Stocks 110122108       2,609      83,155          Sole                 83,155      0    0
CISCO SYSTEMS                       Common Stocks 17275R102         890      57,444          Sole                 57,444      0    0
CITIGROUP INC                       Common Stocks 172967424         620      24,202          Sole                 24,202      0    0
COCA-COLA CO                        Common Stocks 191216100         512       7,582          Sole                  7,582      0    0
COLGATE PALMOLIVE                   Common Stocks 194162103         996      11,230          Sole                 11,230      0    0
DIAGEO PLC-ADR                      Common Stocks 25243Q205         326       4,291          Sole                  4,291      0    0
DOW CHEMICAL                        Common Stocks 260543103         519      23,110          Sole                 23,110      0    0
ENERGY TRANSFER PARTNERS            Common Stocks 29273R109         643      15,667          Sole                 15,667      0    0
EXXON MOBIL CORP                    Common Stocks 30231G102         999      13,756          Sole                 13,756      0    0
FLUOR CORP                          Common Stocks 343412102         306       6,576          Sole                  6,576      0    0
GOLDMAN SACHS GROUP INC             Common Stocks 38141G104         761       8,045          Sole                  8,045      0    0
HEINEKEN NV ADR                     Common Stocks 423012202         302      13,435          Sole                 13,435      0    0
JANUS CAP GROUP INC                 Common Stocks 47102X105         194      32,402          Sole                 32,402      0    0
JEFFERIES GROUP                     Common Stocks 472319102         526      42,414          Sole                 42,414      0    0
KROGER CO                           Common Stocks 501044101         577      26,266          Sole                 26,266      0    0
LLOYDS TSB GROUP PLC ADR            Common Stocks 539439109         418     200,043          Sole                200,043      0    0
MARATHON OIL CORP                   Common Stocks 565849106         522      24,190          Sole                 24,190      0    0
MARATHON PETROLEUM CORP             Common Stocks 56585A102         326      12,037          Sole                 12,037      0    0
MARKET VECTORS DOUBLE SHO           Common Stocks 617480280         281       6,505          Sole                  6,505      0    0
MICROSOFT CORP                      Common Stocks 594918104       2,585     103,858          Sole                103,858      0    0
MONSANTO CO NEW                     Common Stocks 61166W101         377       6,280          Sole                  6,280      0    0
NESTLE                              Common Stocks 641069406         512       9,287          Sole                  9,287      0    0
PAYCHEX INC                         Common Stocks 704326107         706      26,784          Sole                 26,784      0    0
PFIZER INC                          Common Stocks 717081103         706      39,928          Sole                 39,928      0    0
PHILIP MORRIS INTERNATIONAL         Common Stocks 718172109         677      10,846          Sole                 10,846      0    0
PLAINS ALL AMERICAN PIPEL           Common Stocks 726503105         206       3,502          Sole                  3,502      0    0
PROCTER & GAMBL                     Common Stocks 742718109         295       4,669          Sole                  4,669      0    0
RAYMOND JAMES FIN                   Common Stocks 754730109         708      27,265          Sole                 27,265      0    0
SCHLUMBERGER                        Common Stocks 806857108         896      15,006          Sole                 15,006      0    0
SEASPAN CORP                        Common Stocks Y75638109         343      29,956          Sole                 29,956      0    0
SOUTHERN CO                         Common Stocks 842587107         278       6,560          Sole                  6,560      0    0
SUNOCO LOGISTICS PARTNERS           Common Stocks 86764L108         592       6,686          Sole                  6,686      0    0
SYSCO CORP                          Common Stocks 871829107         343      13,260          Sole                 13,260      0    0
TEEKAY TANKERS                      Common Stocks Y8565N102         230      49,985          Sole                 49,985      0    0
TRANSOCEAN INC NEW                  Common Stocks H8817H100         920      19,280          Sole                 19,280      0    0
UNITED PARCEL SERVICE B             Common Stocks 911312106         716      11,333          Sole                 11,333      0    0
VODAFONE GROUP                      Common Stocks 92857W209       1,872      72,956          Sole                 72,956      0    0
WALT DISNEY CO                      Common Stocks 254687106         469      15,544          Sole                 15,544      0    0
AMER FINANCL GR                     Common Stocks 025932104         878      28,244          Sole                 28,244      0    0
AMERICAN SAFETY INSURANCE           Common Stocks G02995101         864      46,973          Sole                 46,973      0    0
ANNALY CAPITAL MANAGEMENT INC       Common Stocks 035710409       2,476     148,866          Sole                148,866      0    0
BABCOCK & WILCOX                    Common Stocks 05615F102       1,564      80,024          Sole                 80,024      0    0
BARD C R                            Common Stocks 067383109         206       2,354          Sole                  2,354      0    0
BENEFICIAL MUTU                     Common Stocks 08173R104       1,941     260,597          Sole                260,597      0    0
BIG LOTS INC.                       Common Stocks 089302103       2,657      76,292          Sole                 76,292      0    0
BIOMED REALTY TR                    Common Stocks 09063H107       2,519     152,026          Sole                152,026      0    0
CAPITOL FEDERAL FINANCIAL Inc New   Common Stocks 14057J101       2,250     213,087          Sole                213,087      0    0
CAPSTEAD MORTGAGE CORP              Common Stocks 14067E506         738      63,972          Sole                 63,972      0    0
CAREFUSION CORP                     Common Stocks 14170T101       1,204      50,272          Sole                 50,272      0    0
CBIZ                                Common Stocks 124805102         408      61,970          Sole                 61,970      0    0
CELGENE CORP                        Common Stocks 151020104         248       4,003          Sole                  4,003      0    0
CHICOPEE BANCORP INC                Common Stocks 168565109         856      63,914          Sole                 63,914      0    0
CMS ENERGY                          Common Stocks 125896100       4,534     229,125          Sole                229,125      0    0
COMPLETE PRODUCTION SVCS INC        Common Stocks 20453E109       1,977     104,874          Sole                104,874      0    0
CYS INVESTMENTS                     Common Stocks 12673A108       2,884     238,555          Sole                238,555      0    0
DIAMOND HILL INVESTMENT GROUP       Common Stocks 25264R207       1,277      18,404          Sole                 18,404      0    0
DOLLAR TREE STO                     Common Stocks 256746108       3,595      47,849          Sole                 47,849      0    0
ENSCO PLC                           Common Stocks 29358Q109       2,080      51,453          Sole                 51,453      0    0
EZCORP INC                          Common Stocks 302301106       6,924     242,597          Sole                242,597      0    0
FIRST CASH FINANCIAL SVCS           Common Stocks 31942D107       5,632     134,259          Sole                134,259      0    0
FISERV INC                          Common Stocks 337738108       1,985      39,097          Sole                 39,097      0    0
FTI CONSULTING INC                  Common Stocks 302941109       3,967     107,758          Sole                107,758      0    0
HANESBRANDS INC                     Common Stocks 410345102       2,774     110,915          Sole                110,915      0    0
HCC INSURANCE                       Common Stocks 404132102       3,749     138,597          Sole                138,597      0    0
HELEN OF TROY                       Common Stocks G4388N106       2,303      91,668          Sole                 91,668      0    0
HELIX ENERGY SOLUTIONS GROUP        Common Stocks 42330P107         901      68,772          Sole                 68,772      0    0
ICU MEDICAL INC                     Common Stocks 44930G107       3,873     105,254          Sole                105,254      0    0
ISHARES RUSSELL 2000 VALUE          Common Stocks 464287630         565       9,899          Sole                  9,899      0    0
JARDEN CORP                         Common Stocks 471109108       2,938     103,960          Sole                103,960      0    0
JOHN WILEY & SONS INC               Common Stocks 968223206       2,734      61,557          Sole                 61,557      0    0
KBR INC                             Common Stocks 48242W106       1,864      78,902          Sole                 78,902      0    0
LEAPFROG ENTERPRISES INC            Common Stocks 52186N106       1,075     319,105          Sole                319,105      0    0
LENDER PROCESSING                   Common Stocks 52602E102         990      72,338          Sole                 72,338      0    0
LKQ CORP                            Common Stocks 501889208       1,425      58,971          Sole                 58,971      0    0
LTC PROPERTIES                      Common Stocks 502175102       4,248     167,778          Sole                167,778      0    0
McDERMOTT INTL                      Common Stocks 580037109       2,235     207,706          Sole                207,706      0    0
MERCK & CO INC - NEW                Common Stocks 58933Y105         242       7,402          Sole                  7,402      0    0
NAVIOS MARITIME                     Common Stocks Y62196103         425     134,131          Sole                134,131      0    0
OMEGA HEALTHCARE REIT               Common Stocks 681936100       3,768     236,518          Sole                236,518      0    0
QUANTA SERVICES INC                 Common Stocks 74762E102       3,328     177,132          Sole                177,132      0    0
RENT-A-CENTER                       Common Stocks 76009N100       2,651      96,558          Sole                 96,558      0    0
REPUBLIC SVCS INC                   Common Stocks 760759100       2,268      80,819          Sole                 80,819      0    0
SANDRIDGE ENERGY INC                Common Stocks 80007P307       1,968     353,875          Sole                353,875      0    0
SHIRE PHARM-ADR                     Common Stocks 82481R106         293       3,119          Sole                  3,119      0    0
SHUFFLE MASTER                      Common Stocks 825549108         600      69,819          Sole                 69,819      0    0
SUPERIOR ENERGY                     Common Stocks 868157108         950      36,216          Sole                 36,216      0    0
THERMO FISHER SCIENTIFIC INC        Common Stocks 883556102         292       5,773          Sole                  5,773      0    0
TRANSCEND SVS                       Common Stocks 893929208         519      23,017          Sole                 23,017      0    0
TRIUMPH GROUP                       Common Stocks 896818101       3,104      63,677          Sole                 63,677      0    0
UIL HOLDINGS CORP                   Common Stocks 902748102       2,756      83,699          Sole                 83,699      0    0
VALMONT INDUS                       Common Stocks 920253101       2,866      36,767          Sole                 36,767      0    0
VANTAGE DRILLING                    Common Stocks G93205113         720     575,792          Sole                575,792      0    0
VERISIGN INC                        Common Stocks 92343E102       3,669     128,251          Sole                128,251      0    0
WARNER CHILCOTT                     Common Stocks G94368100       1,824     127,560          Sole                127,560      0    0
WESTFIELD FINANCIAL INC             Common Stocks 96008P104         562      85,256          Sole                 85,256      0    0
WINDSTREAM CORP                     Common Stocks 97381W104       2,953     253,478          Sole                253,478      0    0
WRIGHT EXPRESS CORP                 Common Stocks 98233Q105       3,271      85,992          Sole                 85,992      0    0